Income taxes (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Rreconciliation between the tax charge on the basis of the Dutch tax rate
Loss before income tax	€ (1,037)	€ (165)	€ (86)
Income tax benefit calculated at 25% Dutch income tax rate	259	41	21
Change of unrecognised deferred tax assets	(85)	(19)	(47)
Adjustments for tax of prior periods	6	2	(2)
Share based payments	(24)	0	0
Effect of non-deductible expenses	(23)	(28)	(2)
Effect of different tax rates of foreign subsidiaries	(10)	2	(7)
Impact of tax rate changes	(93)	0	0
Effect of share in results of associates and joint ventures	(22)	(4)	0
Other	0	1	1
Total tax recognised directly in profit or loss	€ 8	€ (5)	€ (35)
Reconciliation of the effective income tax rate
Income tax benefit calculated at 25% Dutch income tax rate	25.00%	25.00%	25.00%
Change of unrecognised deferred tax assets	(8.20%)	(11.50%)	(54.20%)
Adjustments for tax of prior periods	0.60%	1.20%	(2.30%)
Share based payments	(2.30%)	0.00%	0.00%
Effect of non-deductible expenses	(2.20%)	(17.00%)	(2.10%)
Effect of different tax rates of foreign subsidiaries	(1.00%)	1.20%	(7.70%)
Impact of tax rate changes	(9.00%)	0.00%	0.00%
Effect of share in results of associates and joint ventures	(2.10%)	(2.40%)	0.00%
Other	0.00%	0.60%	1.10%
Effective rate of income tax expense recognised in profit or loss	0.80%	(2.90%)	(40.20%)
Dutch income tax rate	25.00%	25.00%	25.00%